Capital stock - Issued Capital (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	870,109,128	679,702,740	684,252,628
Amount	$ 591,600,113	$ 480,623,919	$ 482,858,389
Series A
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	5,000	5,000	5,000
Amount	$ 3,696	$ 3,696	$ 3,696
Series B
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	870,104,128	679,697,740	684,247,628
Amount	$ 591,596,417	$ 480,620,223	$ 482,854,693